Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Accounts receivable, including other current assets	140,290	(171,342)	(16,020)
Pool receivables from affiliates	—	56,549	(40,999)
Due from affiliates	(4,539)	38,966	9,440
Bunker and lube oil inventory	13,634	(28,628)	(15,564)
Prepaid expenses	532	119	57
Accounts payable and accrued liabilities	(50,040)	83,244	9,778
Due to affiliates	984	(16,431)	(1,147)
Deferred revenue	(3,277)	7,485	(557)
Other	(7,664)	(394)	60
Change in operating assets and liabilities	89,920	(30,432)	(54,952)

Schedule of Cash, Cash Equivalents, and Restricted Cash	The Company also maintains restricted cash deposits for the purposes of the margin requirements of the Company's obligations related to certain finance leases (note 10). Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at December 31, 2020	As at December 31, 2019	As at December 31, 2018	As at December 31, 2017
	$	$	$	$
Cash and cash equivalents	97,232	88,824	54,917	71,439
Restricted cash - current	2,779	3,071	2,153	1,599
Restricted cash - long-term	3,135	3,437	3,437	2,672
Cash and cash equivalents held for sale	—	1,121	—	—
Restricted cash held for sale - current	—	337	—	—
	103,146	96,790	60,507	75,710

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	Year Ended
	December 31, 2020	December 31, 2019
	$	$
Leased assets obtained in exchange for new operating lease liabilities	835	23,725